Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	315,811,070.39	18,280
Yield Supplement Overcollateralization Amount 06/30/19	13,400,112.63	0
Receivables Balance 06/30/19	329,211,183.02	18,280
Principal Payments	13,353,925.43	314
Defaulted Receivables	431,784.39	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	12,609,046.14	0
Pool Balance at 07/31/19	302,816,427.06	17,943

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.76%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,662,679.31	180
Past Due 61-90 days	755,731.39	39
Past Due 91-120 days	270,530.87	16
Past Due 121+ days	0.00	0
Total	4,688,941.57	235

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	228,740.93
Aggregate Net Losses/(Gains) - July 2019	203,043.46
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.74%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.42%
Third Prior Net Losses Ratio	0.64%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.12%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.48%
Weighted Average Remaining Term	44.60

Flow of Funds	$ Amount

Collections	14,477,251.95
Investment Earnings on Cash Accounts	6,907.52
Servicing Fee	(274,342.65)
Transfer to Collection Account	0.00
Available Funds	14,209,816.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	497,933.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	6,337,879.17
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	694,231.20

Total Distributions of Available Funds	14,209,816.82

Servicing Fee	274,342.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 07/15/19	309,154,306.23
Principal Paid	12,994,643.33
Note Balance @ 08/15/19	296,159,662.90

Class A-1
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2a
Note Balance @ 07/15/19	8,237,153.11
Principal Paid	6,497,321.66
Note Balance @ 08/15/19	1,739,831.45
Note Factor @ 08/15/19	1.3918652%

Class A-2b
Note Balance @ 07/15/19	8,237,153.12
Principal Paid	6,497,321.67
Note Balance @ 08/15/19	1,739,831.45
Note Factor @ 08/15/19	1.3918652%

Class A-3
Note Balance @ 07/15/19	229,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	229,000,000.00
Note Factor @ 08/15/19	100.0000000%

Class A-4
Note Balance @ 07/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	52,030,000.00
Note Factor @ 08/15/19	100.0000000%

Class B
Note Balance @ 07/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	11,650,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	520,942.29
Total Principal Paid	12,994,643.33
Total Paid	13,515,585.62

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	11,051.51
Principal Paid	6,497,321.66
Total Paid to A-2a Holders	6,508,373.17

Class A-2b
One-Month Libor	2.32500%
Coupon	2.42500%
Interest Paid	17,200.78
Principal Paid	6,497,321.67
Total Paid to A-2b Holders	6,514,522.45

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7884941
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.6685889
Total Distribution Amount	20.4570830

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0884121
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	51.9785733
Total A-2a Distribution Amount	52.0669854

A-2b Interest Distribution Amount	0.1376062
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	51.9785734
Total A-2b Distribution Amount	52.1161796

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	487.73
Noteholders' Principal Distributable Amount	512.27

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/19	1,664,191.04
Investment Earnings	3,267.19
Investment Earnings Paid	(3,267.19)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04